Biological assets - Additional Information (Detail) - Grams Grams in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Scenario Forecast [member]
Disclosure of detailed information about biological assets [line items]
Estimated output	21.4	13.1